Income Taxes	12 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
INCOME TAXES

7. INCOME TAXES

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of the Cayman Islands. The Company mainly conducts its operating business through its subsidiary in Hong Kong. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

The Company’s Hong Kong subsidiary, Ask Idea (Hong Kong) Limited, is subject to Hong Kong Profits Tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Hong Kong Profits Tax has been calculated at 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million for the years ended June 30, 2024 and 2025.

The provision for income taxes for the years ended June 30, 2024 and 2025 are as follows:

	For the year ended June 30,
	2025	2024
Provisions for current income tax
Hong Kong	102,411	180,286
Provisions for deferred income tax
Hong Kong	24,547	(473)
Total	$126,958	$179,813

The reconciliation of taxes at the Hong Kong profit tax rate to our provision for income taxes for the years ended June 30, 2024 and 2025 was as follows:

	For the year ended June 30,
	2025	2024
Income before income taxes	852,892	1,217,639
Less: Cayman loss before tax	(41,228)	—
Hong Kong income before tax	894,120	1,217,639
Hong Kong profit tax rate	16.5%	16.5%
Tax at Hong Kong profit tax rate	147,530	200,910
First HK$2 million profit at 8.25% rate	(20,572)	(21,097)
Provision for income taxes	$126,958	$179,813

Deferred tax assets (liabilities) as of June 30, 2024 and 2025 consisted of the following:

	As of June 30,
	2025	2024
Deferred tax assets:
Deferred revenue and allowance for bad debt provision	139,173	179,954
Accrued expense	56,620	70,314
Tax losses carried forward	1,067	—
Deferred tax liabilities:
Inventory	(11,221)	(39,287)
Total deferred tax assets, net	$185,639	$210,981

Under relevant Hong Kong tax laws, a tax case is normally subject to investigation by the tax authority for up to 6 years of assessment prior to the current year of assessment, unless in a case of fraud or willful evasion, then the investigation can be extended to cover 10 years of assessment. As of June 30, 2024 and 2025, we had no open tax investigation from the tax authority.

Idea tech limited, a subsidiary of the company, had unrecognized tax losses of approximately US$6,522 as of June 30, 2025, which can be carried forward to offset against taxable income, subject to meeting certain statutory requirements.